Fair value measurements (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Total (losses)			397,789
Change in fair value of derivatives	84,484	(51,867)	9,334
Derivatives liabilities - warrants
Assets:
Change in fair value of derivatives	74,014	(51,074)
Foreign exchange forward contracts | Not designated as hedging instruments
Assets:
Change in fair value of derivatives	10,470	(793)	9,302
JA MEMC
Assets:
Other-than-temporary impairment charge	0	0	38,000
Carrying amount | JA MEMC
Assets:
Investment in a joint venture			50,910
Fair value, measurements, non-recurring
Assets:
Total (losses)			397,789
Other-than-temporary impairment charge			(38,000)
Fair value, measurements, non-recurring | Balance at the end of the period
Assets:
Long-lived assets			515,854
Investment in a joint venture			50,910
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3)
Assets:
Long-lived assets			515,854
Investment in a joint venture			50,910
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3) | Carrying amount
Assets:
Long-lived assets			913,643